ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
ACCRUED EXPENSES
ACCRUED EXPENSES

7.       ACCRUED EXPENSES

Accrued expenses consisted of the following:

	September 30,	December 31,
(In thousands)	2017	2016
Bonus	$595	$906
Payroll	158	126
Vacation	231	91
Severance	455	385
Other accrued expenses	345	451
Total accrued expenses	$1,784	$1,959

6. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,
	2016	2015
Accrued bonus	$906	$—
Accrued payroll	126	85
Accrued vacation	91	81
Accrued severance	385	—
Other accrued expenses	451	208
Total accrued expenses	$1,959	$374